Retirement Plans and Employee Rights Upon Termination (Narrative) (Details) (USD $)	2 Months Ended	12 Months Ended
	Mar. 03, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans and Employee Rights Upon Termination [Abstract]
Severance liabilities		$ 3,200,000	$ 3,200,000
Employee contribution percentage		50.00%
Employer contributions matching amount	3,000	3,000
Percent of employee contribution matched by the Company	4.00%	3.00%
Employer contribution amount		$ 2,800,000	$ 1,100,000	$ 800,000